Segment reporting	6 Months Ended
Jun. 30, 2018
Segment reporting
Segment reporting

14.          Segment reporting

Information about our reportable segments for the six months ended June 30, 2018 and 2017 is as follows:

For the six months ended June 30, 2018

					Reportable	Corporate
			Aframax/L		segments	and
In thousands of U.S. dollars	LR1/Panamax	Handymax	R2	MR	subtotal	eliminations	Total
Vessel revenue	$23,611	$48,237	$100,066	$126,327	$298,241	$—	$298,241
Vessel operating costs	(14,781)	(24,163)	(45,736)	(55,224)	(139,904)	—	(139,904)
Voyage expenses	(573)	(235)	(2,966)	(598)	(4,372)	—	(4,372)
Charterhire	—	(10,308)	(4,652)	(20,209)	(35,169)	—	(35,169)
Depreciation	(9,565)	(9,020)	(36,010)	(32,952)	(87,547)	—	(87,547)
General and administrative expenses	(593)	(1,116)	(1,924)	(2,430)	(6,063)	(20,909)	(26,972)
Merger transaction related costs	—	—	—	—	—	(271)	(271)
Financial expenses	—	—	—	—	—	(88,367)	(88,367)
Loss on exchange of convertible notes	—	—	—	—	—	(16,968)	(16,968)
Financial income	39	8	10	255	312	418	730
Other expenses, net	—	(46)	—	—	(46)	(50)	(96)
Segment income or loss	$(1,862)	$3,357	$8,788	$15,169	$25,452	$(126,147)	$(100,695)

For the six months ended June 30, 2017

					Reportable	Corporate
					segments	and
In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	subtotal	eliminations	Total
Vessel revenue	$2,215	$52,502	$65,891	$120,611	$241,219	$—	$241,219
Vessel operating costs	(340)	(23,874)	(25,529)	(48,243)	(97,986)	—	(97,986)
Voyage expenses	(20)	(2,716)	(298)	(410)	(3,444)	—	(3,444)
Charterhire	(2,230)	(11,759)	(2,748)	(22,167)	(38,904)	—	(38,904)
Depreciation	(281)	(9,005)	(22,610)	(29,645)	(61,541)	—	(61,541)
General and administrative expenses	(29)	(1,068)	(1,193)	(2,214)	(4,504)	(19,098)	(23,602)
Loss on sale of vessels and write-down of vessel held for sale	—	—	—	(23,352)	(23,352)	—	(23,352)
Merger transaction related costs	—	—	—	—	—	(32,530)	(32,530)
Bargain purchase gain	—	—	—	—	—	5,417	5,417
Financial expenses	—	—	—	—	—	(46,694)	(46,694)
Realized loss on derivative financial instruments	—	—	(116)	—	(116)	—	(116)
Financial income	4	71	7	92	174	315	489
Other expenses, net	—	1,494	—	—	1,494	(232)	1,262
Segment income or loss	$(681)	$5,645	$13,404	$(5,328)	$13,040	$(92,822)	$(79,782)